Accrued Liabilities	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Liabilities
6.	Accrued Liabilities
Accrued liabilities consist of the following:

	As of December 31,
	2021	2022
Interest on long-term debt	92,578	463,645
Administrative expenses	94,735	372,570
Voyage expenses	158,231	527,581
Vessel operating expenses	141,130	618,510

Total	$486,674	1,982,306